Intangible Assets, Net	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Intangible Assets, Net [Abstract]
Intangible Assets, net

Note 8 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated Useful Life (years)	December 31, 2023			September 30, 2023
		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Developed technology	7 – 10	$7,289	$(2,441)	$4,848	$7,289	$(2,238)	$5,051
Customer relationships	10 – 15	6,400	(85)	6,315	300	(64)	236
Trade names	2	100	(2)	98	—	—	—
Backlog	1	300	(11)	289	—	—	—
		$14,089	$(2,539)	$11,550	$7,589	$(2,302)	$5,287

The Company recorded amortization expense related to intangible assets of $237 and $211 during the three months ended December 31, 2023 and 2022, respectively. The weighted-average remaining lives of intangible assets as of December 31, 2023 were developed technology 6.1 years; customer relationships 14.7 years; trade names 2.0 years; and backlog 1.0 years.

Estimated future amortization expense for intangible assets by fiscal year as of December 31, 2023 is as follows:

Years ending September 30,
2024 (remaining nine months)	$1,198
2025	1,361
2026	1,257
2027	1,247
2028	1,213
Thereafter	5,274
Total	$11,550

Note 5 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated Useful Life (years)	September 30, 2023			September 30, 2022
		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Developed technology	7 – 10	$7,289	$(2,238)	$5,051	$7,289	(1,428)	$5,861
Customer relationships	10	300	(64)	236	300	(33)	267

The Company recorded amortization expense related to intangible assets of $841 and $840 during the years ended September 30, 2023 and 2022, respectively. The weighted-average remaining lives of developed technology and customer relationships as of September 30, 2023 were 6.4 years and 7.9 years, respectively.

Estimated future amortization expense for intangible assets by fiscal year as of September 30, 2023 is as follows:

Years ending September 30,
2024	$840
2025	840
2026	840
2027	840
2028	806
Thereafter	1,121
Total	$5,287